DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
NOTE 15:-	DISCONTINUED OPERATIONS

In September 2009, the Company resolved to discontinue the operation of the European subsidiary. The subsidiary was sold in December 2009 in consideration of Euro 2,900 (approximately $ 4,200). In addition, the remaining escrow amount of approximately Euros 620 was released back to the Company.

Accordingly, the operating results and the cash flows of the European subsidiary , as well as the capital gain of approximately $ 4,300 resulting from the sale, were classified as discontinued operations, in accordance with ASC 205-20 "Discontinued Operations."

The operating results of the European subsidiary during 2009 were immaterial.

As of December 31, 2010 and 2011, there are no balance sheet items related to the operations of the European subsidiary.